Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Loss Before Income Taxes
For the years ended December 31, 2020 and 2019, loss before income taxes were as follows (in thousands):

	Years Ended December 31,
	2020	2019
U.K. Operations	$(82,705)	$(53,291)
Foreign operations	2,997	2,752

Loss before income taxes	$(79,708)	$(50,539)

Summary of Components of Provision for Income Tax
The components of provision for income tax for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Current	Deferred	Total
Year ended December 31, 2020
U.K. operations	$—	$—	$—
Foreign jurisdictions	569	—	569

	$569	$—	$569

	Current	Deferred	Total
Year ended December 31, 2019
U.K. operations	$—	$—	$—
Foreign jurisdictions	311	—	311

	$311	$—	$311

Summary of Effective Tax Rate of the Company's Provision for Income Taxes
The effective tax rate of the Company’s provision for income taxes differs from the 19% statutory rate of the Company’s U.K. headquarters entity (in thousands, except percentages):

	Years Ended December 31,
	2020		2019
U.K. Statutory Rate	$(15,145)	19.0%	$(9,602)	19.0%
Foreign income tax	308	(0.4)%	96	(0.2)%
Research & Development credit	(628)	0.8%	(1,086)	2.1%
Stock-based compensation	1,293	(1.6)%	758	(1.5)%
Permanent differences	3,325	(4.2)%	(681)	1.3%
Change in valuation allowance	7,480	(9.4)%	2,636	(5.2)%
Losses not benefited	3,999	(5.0)%	8,169	(16.1)%
Others, net	(63)	0.1%	21	—%

Total	$569	(0.7)%	$311	(0.6)%

Summary of Company's Deferred Taxes
The significant components of the Company’s deferred taxes are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$15,066	$7,494
Research and development credits	—	1,217
Stock-based compensation	1,476	1,057
Lease liabilities	482	916
Accrued liabilities	788	633
Other	2	—

Total gross deferred tax assets	17,814	11,317
Less valuation allowance	(16,377)	(9,520)

Net deferred tax assets	$1,437	$1,797
Deferred tax liabilities:
Right-of-use Assets	$(821)	$(1,064)
Property and equipment, principally due to differences in depreciation	(592)	(733)
Other	(24)	—

Total gross deferred tax liabilities	(1,437)	(1,797)

Net deferred tax assets	$—	$—

Summary of NOLs amd Tax Credit Gross Carryforwards
NOLs and tax credit gross carryforwards as of December 31, 2020 are as follows (in thousands):

	Amount	Expiration Years
NOLs, U.K. (gross)	$79,293	See notes below
Tax credits, Federal	$—	See notes below
Tax credits, State	$—	See notes below

Summary of Unrecognized Tax Benefits	A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Balance at beginning of the year	$405	$271
Increases based on tax positions related to current year	733	134
Increases based on tax positions related to prior years	1,199	—
Decreases based on tax positions related to prior years	(101)	—

Balance at end of year	$2,236	$405